Cash and Cash Equivalents - Changes in Net Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Changes in receivables and tax receivables	$ 1,107	$ (1,486)	$ 1,863
Changes in trade payables	502	(599)	(647)
Changes in other payables	(47)	(792)	21
Changes in net working capital	$ 1,562	$ (2,877)	$ 1,237